8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Details)	12 Months Ended
Sep. 30, 2021
Details
Fair Value of Finder's Warrants, Risk-free interest rate	1.09%
Fair Value of Finder's Warrants, Expected Life	2 years
Fair Value of Finder's Warrants, Expected volatility	120.96%
Fair Value of Finder's Warrants, Expected dividend yield	0.00%